Prepaid Expenses and Other	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expenses and Other [Abstract]
PREPAID EXPENSES AND OTHER

NOTE 5 – PREPAID EXPENSES AND OTHER

Prepaid and other expenses as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

Insurance prepayments	$3,972	$7,028
Other expense prepayments	15,410	11,914
Lease deposits	13,993	13,993
Total prepaid expenses and other	33,375	32,935

NOTE 5 – PREPAID EXPENSES AND OTHER

Prepaid and other expenses as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Insurance prepayments	$7,028	$5,916
Other expense prepayments	11,914	19,838
Lease deposits	13,993	55,047
Contract assets	–	20,058
Total prepaid expenses and other	32,935	100,859
Less: long term portion	–	(44,140)
Prepaid expenses and other, current portion	$32,935	$56,719

Contract assets relate to amounts incurred to obtain a customer contract that would not have been incurred if the contract had not been obtained, such as commissions, associated with NCFM annual access contracts.